Income Taxes - Schedule of Effective Income Tax Rate (Details) (10-K)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	21.00%	21.00%
State tax, net of federal benefit	7.00%	7.00%
Change in valuation allowance	(28.00%)	(28.00%)
Effective income tax rate	0.00%	0.00%